Share-based Payment - Summarized Information about Stock Options Outstanding (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price	$ 1
Number of options	427,800	537,900	634,700
Remaining contractual lives in years	20 years 1 month 6 days	21 years 3 months 18 days